Business segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Segment Information Details 1
Hong Kong	$ 1,194	$ 1,090
The PRC	11,290	11,362
Total property, plant and equipment	$ 12,484	$ 12,452